Cover	Jan. 30, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2022
Entity File Number	001-40586
Entity Registrant Name	Agrico Acquisition Corp.
Entity Central Index Key	0001842219
Entity Tax Identification Number	98-1551728
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Boundary Hall
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	(346)
Local Phone Number	800-5508
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	RICO
Security Exchange Name	NASDAQ
Warrants, each exercisable for one
Title of 12(b) Security	Warrants, each exercisable for one ordinary share
Trading Symbol	RICOW
Security Exchange Name	NASDAQ
Units, each consisting of one
Title of 12(b) Security	Units, each consisting of one ordinary share and one-half of one redeemable warrant
Trading Symbol	RICOU
Security Exchange Name	NASDAQ